UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$500	$595,340
New York Environmental Facilities Corp., 5.00%, 10/15/39	750	849,120

		$1,444,460

Education — 20.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$126,263
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	685,017
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	69,001
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,483,526
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,451,511
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	667,706
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	685,762
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	371,995
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,137,440
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	594,938

		$7,273,159

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,390,237

		$1,390,237

Escrowed/Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$354,212

		$354,212

General Obligations — 10.2%
Long Beach City School District, 4.50%, 5/1/26	$770	$850,750
New York, 5.00%, 2/15/34(1)	1,000	1,154,110
New York City, 5.00%, 8/1/34(1)	1,350	1,586,898

		$3,591,758

Hospital — 6.9%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$151,605
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	200,612
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	536,785
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	267,561
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,078,601
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	165	196,583

		$2,431,747

Housing — 1.5%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$511,445

		$511,445

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$459,599

		$459,599

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 24.2%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$307,652
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,223,393
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,446,020
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	380,808
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	601,816
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	850	907,010
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,631,342

		$8,498,041

Insured-Electric Utilities — 3.3%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$570,575
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	582,440

		$1,153,015

Insured-Escrowed/Prerefunded — 8.2%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$905	$1,017,890
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	1,000	1,011,710
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	197,774
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	203,119
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	225,475
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	236,212

		$2,892,180

Insured-General Obligations — 9.9%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$594,080
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	629,737
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	269,852
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	196,335
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	202,164
Oyster Bay, (AGM), 4.00%, 8/1/28	725	788,822
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	420,278
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	384,251

		$3,485,519

Insured-Hospital — 3.1%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$545,610
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	529,840

		$1,075,450

Insured-Other Revenue — 3.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,053,018

		$1,053,018

Insured-Special Tax Revenue — 6.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,037,010
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	510	599,551
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	374,867
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	177,833

		$2,189,261

Other Revenue — 7.8%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$561,902
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,166,309

		$2,728,211

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 24.3%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$597,055
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,232,185
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	753,740
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,182,415
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	599,255
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	1,410	1,713,841
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31	390	471,966

		$8,550,457

Transportation — 19.0%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,320,920
Nassau County Bridge Authority, 5.00%, 10/1/35	350	377,702
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,264
New York Bridge Authority, 5.00%, 1/1/26	205	240,814
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,333,872
Niagara Falls Bridge Commission, 5.00%, 10/1/24	200	246,582
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	192,826
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	969,625
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	369,566
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	551,130

		$6,673,301

Total Tax-Exempt Investments — 158.7% (identified cost $51,275,575)		$55,755,070

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.0)%		$(1,750,041)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (32.7)%		$(11,500,000)

Other Assets, Less Liabilities — (21.0)%		$(7,369,544)

Net Assets Applicable to Common Shares — 100.0%		$35,135,485

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 12.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $222,055.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Mar-16	$(2,303,644)	$(2,306,250)	$(2,606)

						$(2,606)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,606.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,859,161

Gross unrealized appreciation	$4,966,621
Gross unrealized depreciation	(375,712)

Net unrealized appreciation	$4,590,909

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,755,070	$—	$55,755,070
Total Investments	$—	$55,755,070	$—	$55,755,070

Liability Description
Futures Contracts	$(2,606)	$—	$—	$(2,606)
Total	$(2,606)	$—	$—	$(2,606)

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at December 31, 2015 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016